FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

January 9, 2014

Filed Via EDGAR (CIK 0001535538)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:  Franklin Alternative Strategies Funds (“Registrant”)

         File Nos. 333-189667 and 811-22641

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information relating to Franklin Pelagos Commodities Strategy Fund series of the Registrant, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 31, 2013.

Very truly yours,

Franklin Alternative Strategies Funds

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

SJG:dac